OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME AND EXPENSES
Schedule of analysis of other operating income and expenses

The analysis of other operating income and expenses for the years ended 31 December 2021, 2020 and 2019 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2021	2020	2019

Other operating expenses:
Provision for Competition Authority investigation (Note 12)	(127,525)	—	—
Consultancy (*)	(59,938)	(11,194)	(5,424)
Credit card processing	(23,718)	(18,596)	(5,279)
Insurance	(21,322)	(2,869)	(1,212)
Utilities	(18,663)	(14,396)	(7,798)
Rent expenses	(6,134)	(3,059)	(1,734)
Credit card chargebacks	(4,546)	(1,990)	(984)
Irrecoverable value added tax	(3,710)	(1,134)	(553)
Provision for doubtful receivables	(3,293)	(3,375)	(704)
Internet line	(3,189)	(1,533)	(565)
Maintenance expenses	(2,646)	(1,044)	(656)
Vehicle fuel	(2,430)	(1,140)	(1,193)
Stationary	(1,349)	(699)	(807)
Other	(33,506)	(17,634)	(14,633)

	(311,969)	(78,663)	(41,542)

Other operating income:
Withholding tax return income (**)	49,945	—	—
Depository income	8,747	—	—
Bank promotion income	2,702	1,597	1,470
Services charged	2,447	1,838	—
Grant income	2,300	952	215
Income from scrap packaging materials sales	1,420	820	—
Provisions released	1,411	—	—
Other	9,773	2,647	131

	78,745	7,854	1,816

(*)The increase is mainly related to the consultancy services received before and after the IPO process.

(**)As explained in note 12, witholding tax return income consists of collections of previously paid witholding tax amounts in connection with the advertising services received from digital advertising platforms.